PREPAYMENTS AND OTHER CURRENT ASSETS (Narrative) (Details) - USD ($)	1 Months Ended
	Oct. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Other Receivables		$ 15,897,405	$ 10,412,739
Prepaid Expense		9,081,680	$ 4,886,604
Prepayment to an investment bank for a share repurchase program		$ 10,000,000
Stock Repurchase Program, Authorized Amount	$ 100,000,000
Stock Repurchase Program, Period in Force	6 months